Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
Schedule of Fair Value Measurements of Warrants

The following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of June 30, 2026 and 2025. The Representative Warrants were valued using similar information, except for the strike price which is USD$12.

	June 30, 2026	June 30, 2025	June 30, 2024
	US$	US$
Exercise price	$11.50	$11.50	$11.5
Share price	$0.58	$0.75	$0.97
Volatility	98.3%	73.6%	54.9%
Expected life	2.73	3.73	4.73
Risk-free rate	4.15%	3.72%	4.33%
Dividend yield	-%	-%	-%

The following table provides quantitative information regarding Level 3 fair value measurements for the Penny Warrants and the Arena Ordinary Share Warrants as of June 30, 2026, 2025 and 2024.

	June 30,	June 30,	June 30,
	2026	2025	2024
	US$	US$	US$
Exercise price	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	0.58	0.75	0.97
Volatility	98.3%	73.6%	54.9%
Expected life	2.73	3.77	4.83
Risk-free rate	4.15%	3.72%	4.33%
Dividend yield	-%	-%	-%

The following table provides quantitative information regarding Level 3 fair value measurements for the PIPE Financing Warrants as of June 30, 2026:

	March 2026 PIPE Warrants	April 2026 PIPE Warrants
	US$	US$
Exercise price	$2.00	$0.70
Share price	$0.58	$0.58
Volatility	98.3%	98.3%
Expected life	4.68	4.79
Risk-free rate	4.18%	4.19%
Dividend yield	-%	-%

The following table presents a summary of the changes in the fair value of the Private Placement Warrants, Representative Warrants, Arena Ordinary Share Warrants, Penny Warrants, and PIPE Financing Warrants, Level 3 liabilities, measured on a recurring basis.

	Private Placement	Representative	Arena Ordinary Share	Penny	PIPE Financing	Total Warrant Liabilities
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Fair value as of June 30, 2024	$12,655	$21	$79,207	$146,730	$-	$238,613
Change in fair value	(3,036)	(21)	(10,728)	(43,910)	-	(57,695)
Fair value as of June 30, 2025	$9,619	$-	$68,479	$102,820	$-	$180,918
Initial recognition upon issuance[2]	-	-		-	26,898,952	26,898,952
Change in fair value	6,881	-	(3,979)	-	(4,734,952)	(4,732,050)
Derecognition upon termination of agreement[1]	-	-	-	(102,820)	-	(102,820)
Fair value as of June 30, 2026	$16,500	$-	$64,500	$-	$22,164,000	$22,245,000

[1]	In December 2025, the contingent liability for Penny Warrants was derecognized and reduced to nil upon the termination of the related agreements with Arena under the settlement agreements entered into in December 2025 (refer to Note 15).

[2]	Represents the fair value of 18,800,000 warrants issued in connection with the private placements completed in March and April 2026, classified as derivative financial liabilities measured at fair value through profit or loss under IFRS 9. Subsequent to June 30, 2026, each of the holders voluntarily surrendered all 18.8 million PIPE warrants for nil consideration, which was formally approved and ratified by the Board of Directors for cancellation (refer to Note 15 and Note 31)

Schedule of Changes in the Fair Value

The following table presents a summary of the changes in the fair value of the Private Placement Warrants, Representative Warrants, Arena Ordinary Share Warrants, Penny Warrants, and PIPE Financing Warrants, Level 3 liabilities, measured on a recurring basis.

	Private Placement	Representative	Arena Ordinary Share	Penny	PIPE Financing	Total Warrant Liabilities
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Fair value as of June 30, 2024	$12,655	$21	$79,207	$146,730	$-	$238,613
Change in fair value	(3,036)	(21)	(10,728)	(43,910)	-	(57,695)
Fair value as of June 30, 2025	$9,619	$-	$68,479	$102,820	$-	$180,918
Initial recognition upon issuance[2]	-	-		-	26,898,952	26,898,952
Change in fair value	6,881	-	(3,979)	-	(4,734,952)	(4,732,050)
Derecognition upon termination of agreement[1]	-	-	-	(102,820)	-	(102,820)
Fair value as of June 30, 2026	$16,500	$-	$64,500	$-	$22,164,000	$22,245,000

[1]	In December 2025, the contingent liability for Penny Warrants was derecognized and reduced to nil upon the termination of the related agreements with Arena under the settlement agreements entered into in December 2025 (refer to Note 15).

[2]	Represents the fair value of 18,800,000 warrants issued in connection with the private placements completed in March and April 2026, classified as derivative financial liabilities measured at fair value through profit or loss under IFRS 9. Subsequent to June 30, 2026, each of the holders voluntarily surrendered all 18.8 million PIPE warrants for nil consideration, which was formally approved and ratified by the Board of Directors for cancellation (refer to Note 15 and Note 31)